WisdomTree Trust
                         380 Madison Avenue, 21st Floor
                               New York, NY 10017


July 30, 2008


VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

      Re:   WisdomTree Trust (the "Trust")
            (File No. 333-132380)

Ladies and Gentlemen:

      In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify the following:

      a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

      b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR and became effective on July 29, 2008 (Accession No.
            0001169232-08-002759 ).

      Please do not hesitate to contact the undersigned at (917) 267-3721 with any comments or questions you might have.


                                                           Very truly yours,

                                                           /s/ Richard F. Morris
                                                           Richard F. Morris